General and Administration Expenses-Related Party	12 Months Ended
Dec. 31, 2012
General Administration Expenses Related Party Disclosure [Abstract]
General Administration Expenses Related Party [Text Block]

19.      General and Administration Expenses - Related Party:
General and administrative expenses-related party are analyzed as follows:

	2012	2011	2010
Office rental (Note 3(d))	402	603	697
Total	402	603	697